Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to OCI (Detail) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ (51,988)
Other comprehensive income (loss), before tax	(5,992)	$ 6,628	$ 1,208
Other comprehensive income (loss), tax	1,928	(2,314)	(871)
Total other comprehensive income (loss), net of tax	$ (4,064)	$ 4,314	$ 337
Effective income tax rate	20.50%	25.30%	25.10%	38.00%	24.00%
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ (54,026)
Other comprehensive income (loss), before tax	(8,030)	$ 9,638	$ (563)
Other comprehensive income (loss), tax	1,928	(2,314)	(871)
Total other comprehensive income (loss), net of tax	$ (6,102)	$ 7,324	$ (1,434)
Effective income tax rate	17.70%	24.10%	28.70%		24.00%
Defined Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	$ (71,087)
Other comprehensive income (loss) before reclassifications, tax	17,061
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)
Other comprehensive income (loss), before tax	(11,374)	$ 6,293	$ (3,907)
Other comprehensive income (loss), tax	2,731	(1,510)	400
Total other comprehensive income (loss), net of tax	(8,643)	4,783	(3,507)
Defined Benefit Plans | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(71,087)
Other comprehensive income (loss) before reclassifications, tax	17,061
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)
Other comprehensive income (loss), before tax	(11,374)
Other comprehensive income (loss), tax	2,731
Total other comprehensive income (loss), net of tax	(8,643)
Amortization of prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	1,271	1,335	1,335
Reclassification from AOCI, tax	(305)	(320)	(507)
Reclassification from AOCI, net of tax	966	1,015	828
Other comprehensive income (loss), before tax	1,271
Other comprehensive income (loss), tax	(305)
Total other comprehensive income (loss), net of tax	966
Amortization of prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	1,271
Other comprehensive income (loss), tax	(305)
Total other comprehensive income (loss), net of tax	966
Net actuarial gain/(loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(71,087)	(20,426)	(43,027)
Other comprehensive income (loss) before reclassifications, tax	17,061	4,902	10,326
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)	(15,524)	(32,701)
Reclassification from AOCI, before Tax	23,376	33,617	25,445
Reclassification from AOCI, tax	(5,610)	(8,068)	(9,669)
Reclassification from AOCI, net of tax	17,766	25,549	15,776
Other comprehensive income (loss), before tax	23,376
Other comprehensive income (loss), tax	(5,610)
Total other comprehensive income (loss), net of tax	17,766
Net actuarial gain/(loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	23,376
Other comprehensive income (loss), tax	(5,610)
Total other comprehensive income (loss), net of tax	17,766
Prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(1,878)	0	0
Other comprehensive income (loss) before reclassifications, tax	452	0	0
Other comprehensive income (loss) before reclassifications, net of tax	(1,426)	0	0
Other comprehensive income (loss), before tax	(1,878)
Other comprehensive income (loss), tax	452
Total other comprehensive income (loss), net of tax	(1,426)
Prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	(1,878)
Other comprehensive income (loss), tax	452
Total other comprehensive income (loss), net of tax	(1,426)
Regulatory adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	36,944	(8,233)	12,340
Reclassification from AOCI, tax	(8,867)	1,976	250
Reclassification from AOCI, net of tax	28,077	(6,257)	12,590
Other comprehensive income (loss), before tax	36,944
Other comprehensive income (loss), tax	(8,867)
Total other comprehensive income (loss), net of tax	28,077
Regulatory adjustment | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	36,944
Other comprehensive income (loss), tax	(8,867)
Total other comprehensive income (loss), net of tax	28,077
FSIRS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	3,344	3,345	3,344
Reclassification from AOCI, tax	(803)	(804)	(1,271)
Reclassification from AOCI, net of tax	2,541	2,541	2,073
Other comprehensive income (loss), before tax	3,344	3,345	3,344
Other comprehensive income (loss), tax	(803)	(804)	(1,271)
Total other comprehensive income (loss), net of tax	2,541	2,541	2,073
FSIRS | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	3,344
Reclassification from AOCI, tax	(803)
Reclassification from AOCI, net of tax	2,541
Other comprehensive income (loss), before tax	3,344
Other comprehensive income (loss), tax	(803)
Total other comprehensive income (loss), net of tax	2,541
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	2,038	(3,010)	1,771
Other comprehensive income (loss) before reclassifications, tax	0	0	0
Other comprehensive income (loss) before reclassifications, net of tax	$ 2,038	$ (3,010)	$ 1,771